Acquisition of Bao Li Gaming Promotion Limited (Details) (Bao Li Gaming [Member], USD $)	6 Months Ended
	Jun. 30, 2013
Bao Li Gaming [Member]
Rolling Chip Turnover Target For Base Earnout Payments Shares First Year - 2013	$ 2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares Second Year - 2014	2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares Third Year - 2015	2,500,000,000
Base Earnout Cash Payments Shares First Year - 2013	13,000,000
Base Earnout Cash Payments Shares Second Year - 2014	13,000,000
Base Earnout Cash Payments Shares Third Year - 2015	13,000,000
Base Earnout Shares First Year - 2013	625,000
Base Earnout Shares Second Year - 2014	625,000
Base Earnout Shares Third Year - 2015	625,000
Incremental Earnout Payment Shares First Year - 2013	0	[1]
Incremental Earnout Payment Shares Second Year - 2014	0	[1]
Incremental Earnout Payment Shares Third Year - 2015	$ 0	[1]

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.